Consolidated Statements of Comprehensive Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 56	¥ 183	¥ 555